Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2055 Fund - Fidelity Freedom 2055 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	22.71%
Annual Return 2014	5.75%
Annual Return 2015	(0.20%)
Annual Return 2016	8.56%
Annual Return 2017	22.31%
Annual Return 2018	(8.94%)
Annual Return 2019	25.34%
Annual Return 2020	18.20%
Annual Return 2021	16.48%
Annual Return 2022	(18.31%)